Contract revenues, Tau-PET imaging agent -2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) (Details) € in Thousands, SFr in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2019 CHF (SFr)	Sep. 30, 2019 EUR (€)	Mar. 31, 2017 CHF (SFr)	Mar. 31, 2017 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2015 EUR (€)	May 31, 2014 CHF (SFr)	May 31, 2014 EUR (€)
Contract revenues [Abstract]
Recognized revenues					SFr 0	SFr 15,431	SFr 110,456
2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member]
Contract revenues [Abstract]
Recognized revenues					SFr 0	0	2,206
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member]
Contract revenues [Abstract]
Period to provide notice of termination of agreement					3 months
Cumulative payments received									SFr 664	€ 500
Milestone payment recognized	SFr 2,200	€ 2,000	SFr 1,100	€ 1,000
Collaboration contract receivable for clinical milestones					SFr 8,000			€ 8,000
Collaboration contract receivable for regulatory, commercialization and sales milestones					155,000			€ 148,000
Recognized revenues					SFr 0	SFr 0	SFr 2,200
Tau-PET Imaging Agent [Member] | 2014 Agreement with Life Molecular Imaging (formerly Piramal Imaging SA) [Member] | Top of Range [Member]
Contract revenues [Abstract]
Total potential collaboration agreement value											SFr 167,000	€ 160,000